CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (USD $)	12 Months Ended
	May 31, 2012	May 31, 2011
Cash flows from operating activities
Net income	$ 257,986	$ 649,903
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred tax	(12,569)	(10,305)
Amortization expense	(121,632)	(118,875)
Depreciation expense	(647,538)	(491,442)
Changes in operating assets and liabilities:
Decrease in accounts receivable	11,633	(498,507)
Increase in inventories	(43,409)	(80)
Decrease/(increase) in other receivables and deposits	57,908	481,677
Decrease/(increase) in tax recoverable	84,553	(40,853)
Decrease in deferred income	(417,586)	(385,557)
Decrease in accounts payable	(224,854)	(45,865)
Increase in tax payables	330,216	10,448
Increase in accrued liabilities and other payables	153,494	52,316
Net cash provided by operating activities	998,245	1,260,356
Cash flows from investing activities
Purchase of property, plant and equipment	(13,701)	(52,533)
(Increase)/decrease in amount due from a related company	(2,078,955)	110,220
Net cash used in investing activities	(2,092,656)	(1,065,341)
Cash flows from financing activities
Decrease in amount due to related companies	(24,690)	(25,361)
Net cash used in financing activities	(24,690)	(25,361)
Net (decrease)/increase in cash and cash equivalents	(1,119,101)	169,654
Effect of exchange rate changes on cash and cash equivalents	59,160	90,701
Cash and cash equivalents at beginning of period	4,580,189
Cash and cash equivalents at end of period	3,520,248	4,580,189
Cash paid for income taxes	58,662	231,113
Non-cash transaction:
Issuance of shares to satisfy debts		$ 1,183,248